COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Unaccrued amounts of reasonably possible range of losses	$ 5